RECLAMATION AND REMEDIATION (Tables)	12 Months Ended
Dec. 31, 2022
Environmental Remediation Obligations [Abstract]
Reclamation and remediation expense
The Company’s Reclamation and remediation expense consisted of:

	Years Ended December 31,
	2022	2021	2020
Reclamation adjustments and other	$646	$1,633	$180
Reclamation accretion	173	125	134
Reclamation expense	819	1,758	314

Remediation adjustments and other	96	82	46
Remediation accretion	6	6	6
Remediation expense	102	88	52
Reclamation and remediation	$921	$1,846	$366

Reconciliation of reclamation liabilities
The following are reconciliations of Reclamation and remediation liabilities:

	Reclamation	Remediation	Total
Balance at January 1, 2021	$3,719	$313	$4,032
Additions, changes in estimates and other	2,045	67	2,112
Acquisitions and divestitures	(3)	1	(2)
Payments, net	(118)	(43)	(161)
Accretion expense	125	6	131
Balance at December 31, 2021	5,768	344	6,112
Additions, changes in estimates and other	981	79	1,060
Payments, net	(191)	(56)	(247)
Accretion expense	173	6	179
Balance at December 31, 2022	$6,731	$373	$7,104

	At December 31,
	2022			2021
	Reclamation	Remediation	Total	Reclamation	Remediation	Total
Current (1)	$482	$44	$526	$213	$60	$273
Non-current (2)	6,249	329	6,578	5,555	284	5,839
Total (3)	$6,731	$373	$7,104	$5,768	$344	$6,112
____________________________
(1)The current portion of reclamation and remediation liabilities are included in Other current liabilities. Refer to Note 22.
(2)The non-current portion of reclamation and remediation liabilities are included in Reclamation and remediation liabilities.
(3)Total reclamation liabilities includes $3,722 and $3,250 related to Yanacocha at December 31, 2022 and 2021, respectively.

Reconciliation of remediation liabilities
The following are reconciliations of Reclamation and remediation liabilities:

	Reclamation	Remediation	Total
Balance at January 1, 2021	$3,719	$313	$4,032
Additions, changes in estimates and other	2,045	67	2,112
Acquisitions and divestitures	(3)	1	(2)
Payments, net	(118)	(43)	(161)
Accretion expense	125	6	131
Balance at December 31, 2021	5,768	344	6,112
Additions, changes in estimates and other	981	79	1,060
Payments, net	(191)	(56)	(247)
Accretion expense	173	6	179
Balance at December 31, 2022	$6,731	$373	$7,104

	At December 31,
	2022			2021
	Reclamation	Remediation	Total	Reclamation	Remediation	Total
Current (1)	$482	$44	$526	$213	$60	$273
Non-current (2)	6,249	329	6,578	5,555	284	5,839
Total (3)	$6,731	$373	$7,104	$5,768	$344	$6,112
____________________________
(1)The current portion of reclamation and remediation liabilities are included in Other current liabilities. Refer to Note 22.
(2)The non-current portion of reclamation and remediation liabilities are included in Reclamation and remediation liabilities.
(3)Total reclamation liabilities includes $3,722 and $3,250 related to Yanacocha at December 31, 2022 and 2021, respectively.